4. LOANS (Details 7) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Commercial real estate loans	$ 120,557	$ 111,558
Commercial non-real estate loans	34,032	27,403
Commercial-construction loans	7,357	9,473
Commercial-land	13,312	15,721
Residential-construction loans	9,478	10,604
Residential-real estate loans	413,500	356,950
Consumer-Mobile home loans	37,030	38,285
Consumer-other	41,110	40,227
Total Loans	676,376	610,221
30-89 Days Past Due
Commercial real estate loans	35	660
Commercial non-real estate loans	28	60
Commercial-construction loans	0	381
Commercial-land	314	500
Residential-construction loans	0	0
Residential-real estate loans	4,410	4,922
Consumer-Mobile home loans	1,292	1,025
Consumer-other	332	564
Total Loans	6,411	8,112
Greater than 90 days Past Due
Commercial real estate loans	810	1,275
Commercial non-real estate loans	2	0
Commercial-construction loans	0	258
Commercial-land	531	360
Residential-construction loans	0	0
Residential-real estate loans	4,249	3,041
Consumer-Mobile home loans	425	379
Consumer-other	343	320
Total Loans	6,360	5,633
Total Past Due
Commercial real estate loans	845	1,935
Commercial non-real estate loans	30	60
Commercial-construction loans	0	639
Commercial-land	845	860
Residential-construction loans	0	0
Residential-real estate loans	8,659	7,963
Consumer-Mobile home loans	1,717	1,404
Consumer-other	675	884
Total Loans	12,771	13,745
Current
Commercial real estate loans	119,712	109,623
Commercial non-real estate loans	34,002	27,343
Commercial-construction loans	7,357	8,834
Commercial-land	12,467	14,861
Residential-construction loans	9,478	10,604
Residential-real estate loans	404,841	348,987
Consumer-Mobile home loans	35,313	36,881
Consumer-other	40,435	39,343
Total Loans	663,605	596,476
Recorded Investment &gt; 90 days and Accruing
Commercial real estate loans	0	0
Commercial non-real estate loans	0	0
Commercial-construction loans	0	0
Commercial-land	0	239
Residential-construction loans	0	0
Residential-real estate loans	351	554
Consumer-Mobile home loans	0	0
Consumer-other	0	0
Total Loans	$ 351	$ 793